SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jul. 31, 2020
Accounting Policies [Abstract]
Schedule of Investments Measured At Fair Value

In accordance with the provisions of Fair Value Measurements, the following are the Company’s financial assets measured on a recurring basis presented at fair value.

	Fair value measurements at reporting date using
Description	July 31, 2020	Level 1	Level 2	Level 3	July 31, 2019	Level 1	Level 2	Level 3
Assets:
Marketable securities - available-for-sale	$3,744,905	$3,744,905	$–	$–	$3,580,227	$3,580,227	$–	$–

Schedule of Allowance for Uncollectible Receivables

Activity in the allowance for uncollectible receivables for each period follows:

	Allowance for
	Uncollectible		Bad Debt Expense as a
	Accounts Receivable		Reduction to Rent Revenue
	Year Ended July 31		Year Ended July 31
	2020	2019	2020	2019
Beginning balance	$–	$–	$–	$–
Charge-offs prior to recording allowance April 30, 2020	–	–	40,292	118,238
Initial recording of allowance, April 30, 2020	556,000	–	556,000	–
Charge-offs	(132,768)	–		–
Recoveries	(91,840)	–	(91,840)	–
COVID 19 rent abatements reclassed to reduce rental income	(249,392)		(249,392)
Ending Balance	$82,000	$–	$255,060	$118,238

Schedule of Property and Equipment Depreciation and Amortization Period

Property and equipment are stated at cost. Depreciation is calculated using the straight-line method and the declining-balance method. Amortization of improvements to leased property is calculated over the life of the lease. Lives used to determine depreciation and amortization are generally as follows:

Buildings and improvements	18-40 years
Improvements to leased property	3-10 years
Fixtures and equipment	7-12 years
Other	3-5 years